Subsequent Events	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subsequent Events
44. SUBSEQUENT EVENTS
The Group has considered the events following December 31, 2019 through the issuance of the consolidated financial statements and assessed if there is a need for recognizing them or for their potential disclosure in the consolidated financial statements.
43.1 Change in the controlling shareholder
On January 27, 2020, Caue Austria Holding GmbH transferred its total ownership interest in Loma Negra C.I.A.S.A., representing 51.0437% interest in its capital stock to InterCement Trading e Inversiones S.A. Pursuant to this transfer, the Group’s controlling shareholder has changed.
43.2 Effects of
COVID-19
Subsequent to December 31, 2019, the World Health Organization (Organización Mundial de la Salud) declared the coronavirus outbreak
(COVID-19)
as a pandemic.
With the recent and rapid development of this outbreak, the countries where the Group has operations, have required entities to limit or suspend business operations and implemented travel restrictions and quarantine measures.
In this regard, the Group: (i) have suspended partially the production and dispatch of cement, concrete and aggregates operations until the conditions necessary to resume activities are in place; (ii) have temporarily suspended the construction project of the second line of the L’Amalí plant, in Olavarría, until the conditions necessary are given to resume the activities; (iii) have implemented the use of remote work for all the administrative employees of the Company; and (iv) have formed a Crisis Committee in order to monitor and evaluate the implementation of measures to mitigate the effects derived from this situation.
Over the time, these measures may have a negative impact on the activities of the Group including namely on its revenue, supply and profitability but also on the recoverability of its receivables and long-lived assets.
Until to the date of these consolidated financial statements, the outbreak has not had a material impact on the results of the Group. As the outbreak continues to progress and evolve, it is uncertain at this point of time to predict the extent of the potential impact on the Group’s financial and operating results that cannot be reasonably estimated, but their impact could be material.